CREDIT FACILITY	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
CREDIT FACILITY

NOTE 7 – CREDIT FACILITY

On October 1, 2024, the Company entered into a facility agreement with L.I.A. Pure Capital Ltd. (the “Lender”) for financing of up to €6,000 thousand (the “Pure Capital Credit Facility”), of which €2,000 thousand may be used for the Loan and Partnership Agreement in Germany, and the remaining €4,000 thousand for other pre-approved projects. The facility bears annual interest of 7%, payable in advance and deducted from each drawdown, for a period of 24 months.

The facility will expire upon full drawdown or five years from the agreement date, whichever occurs first. Borrowed amounts are to be repaid from project proceeds or 33% of proceeds from other Company financings during the drawdown period.

In connection with the facility, the Company issued a five-year warrant to the Lender to purchase 1,850,000 shares of common stock at an exercise price of $1.00 per share. The Warrant Shares will be exercisable immediately after the issuance.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

(USD in thousands, except share and per share data)

NOTE 7 – CREDIT FACILITY (continued)

Furthermore, the exercise price and number of Warrant Shares are subject to adjustments upon the issuance of common stock, issuance of options, issuance of convertible securities and stock combination events, as detailed in the Warrant.

On December 5, 2024, the Lender agreed, pursuant to a waiver agreement, not to convert the warrants shares unless and until the stockholders of the Company approve the issuance of the warrants. Such approval had not been received as of June 30, 2025.

The Company determined that the warrant is not considered indexed to the Company’s own stock. The Company estimated the fair value of the Warrant Shares as of October 1, 2024, December 31, 2024 and June 30, 2025, using the Black-Scholes option pricing model.

The assumptions used to perform the calculations are detailed below:

Fair value of the conversion feature	October 1, 2024	December 31, 2024	June 30, 2025
Expected volatility (%) (*)	117.19%	117.68%	157.30%
Risk-free interest rate (%)	3.51%	4.38%	3.79%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term of options (years)	5	5	5
Exercise price (US dollars)	$1	$1	$0.1	(**)
Share price (US dollars)	$0.247	$0.248	$0.23
Fair value (U.S. dollars)	$307	$312	$406

(*)	The expected volatility was based on the historical volatility of the share price of the Company.
(**)	In accordance with the anti-dilution provisions of the warrant agreement and following the Company’s entry into PIPE Agreement, the exercise price of the warrants was adjusted from $1.00 to $0.1 per share.

On January 6, 2025, and February 12, 2025, the Company drew down gross amounts of €375 thousand (approximately $405) and €645 thousand (approximately $700), respectively. Financing expenses in the total amount of €72 thousand (approximately $77) was deducted from the gross drawdowns and was recorded in the statement of comprehensive loss.

On March 10, 2025 and during May 2025, the Company repaid €230 thousand (approximately $247) and €170 thousand (approximately $192), respectively.

The Company elected to account for the loans drawn under the credit facility under the fair value option in accordance with ASC 825. The Company estimated the fair value of the loans drawn under the credit facility using a third-party appraiser and the assumptions were based on repayments scenario analysis that considered various possible outcomes regarding the timing of sale of the project and estimations regarding Company’s future fundraising.

The interest rate was determined, among other things, using the Ba2 yield curve as of June 30, 2025, at 16.8% for the loan’s remaining term. The Company calculated the fair value of the loans drawn under the credit facility as of June 30, 2025, at €593 thousand (approximately $699). For the six and three months ended on June 30, 2025, the Company recorded financing expenses in the amount of $33 and $127, respectively.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

(USD in thousands, except share and per share data)